Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Condensed Consolidated Statements of Cash Flows
Net cash used in operating activities	$ (63,526)	$ (18,911)
Investing activities
Purchases of property, plant and equipment	(5,614)	(3,433)
Deposits in short-term investments	(426,695)	(688,786)
Proceeds from short-term investments	537,117	759,229
Investment in an equity investee		(8,000)
Net cash generated from investing activities	104,808	59,010
Financing activities
Proceeds from issuance of ordinary shares	155	744
Purchases of treasury shares	(346)	(5,451)
Dividends paid to a non-controlling shareholder of a subsidiary	(1,282)
Proceeds from bank borrowings		26,923
Repayment of bank borrowings	(26,923)	(30,000)
Payment of issuance costs		(34)
Net cash used in financing activities	(28,396)	(7,818)
Net increase in cash and cash equivalents	12,886	32,281
Effect of exchange rate changes on cash and cash equivalents	(1,840)	(1,955)
Net increase in cash and cash equivalents, including effect of exchange rate changes	11,046	30,326
Cash and cash equivalents
Cash and cash equivalents at beginning of period	86,036	85,265
Cash and cash equivalents at end of period	$ 97,082	$ 115,591